Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (61,489,000)	$ (31,523,000)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense	9,749,000	12,171,000
Share-based compensation expenses	88,000	60,000
Allowance/ (reversal) for credit loss	11,000	(8,000)
Government grants	(1,897,000)	(280,000)
Gain on disposal of property, plant and equipment	(46,614)	(1,271,000)
Gain on disposal of land use right	(7,499,000)
(Gain) loss on equity investment	(96,000)	64,000
Interest expenses	8,200,000	8,417,000
Changes in operating assets and liabilities:
Inventory	1,119,000	(1,934,000)
Amounts due from related party	2,969,000	5,313,000
Current assets held for sale	466,000
Other assets	103,000	492,000
Current liabilities held for sale	(552,000)
Accrued post-employment and termination benefits	30,564,000	(3,967,000)
Other liabilities	92,000	(14,000)
Net cash provided by (used in) operating activities	1,622,000	(16,261,000)
Cash flows from investing activities:
Purchase of fixed assets		(1,061,000)
Purchase of short-term investment	(261,000)
Net cash used in investing activities	(261,000)	(1,061,000)
Cash flows from financing activities:
Proceeds from short-term borrowings	600,000	3,027,000
Proceeds from short-term borrowings-related parties		1,238,000
Repayments of short-term borrowings-related parties	(2,389,000)	(1,101,000)
Net cash (used in) provided by financing activities	(1,789,000)	3,164,000
Net change in cash, cash equivalents, and restricted cash	(428,000)	(14,158,000)
Effects of currency translation on cash, cash equivalents, and restricted cash	(2,956,000)	3,506,000
Cash, cash equivalents, and restricted cash, beginning of period	3,771,000	12,109,000
Cash, cash equivalents, and restricted cash, end of period	387,000	1,457,000
Non-cash investing and financing activities:
Issuance of 2,107,973 Class A ordinary shares for cashless exercise of warrants in February 2025	1,425,000
Issuance of 23,255,814 Class A ordinary shares in March 2025	40,261,000
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accounts and notes receivable	75,000	1,000,000
Other current assets	17,440,000	(3,069,000)
Accounts and notes payable	(689,000)	6,089,000
Accruals and other current liabilities	(4,321,000)	(12,839,000)
Contract liabilities	70,000	114,000
Related Party [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Interest expenses	8,025,000	8,077,000
Changes in operating assets and liabilities:
Accounts and notes receivable	(69,000)	(35,000)
Other current assets	293,000	1,124,000
Accounts and notes payable	(1,235,000)	(1,338,000)
Accruals and other current liabilities	8,231,000	6,296,000
Contract liabilities	$ 46,000	$ (1,123,000)